Transactions With Related Parties, Central Tankers Chartering Inc (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Feb. 22, 2022	Jan. 06, 2021
Transactions with Related Parties [Abstract]
Optional term of time charter	2 years
Revenue from related parties	$ 2,786	$ 0
Central Tankers Chartering [Member]
Transactions with Related Parties [Abstract]
Term of time charter	15 years		5 years
Charter rate per day			$ 24,500	$ 32,450
Charter rate per day in first optional year				33,950
Charter rate per day in second optional year				$ 35,450
Revenue from related parties	$ 2,786
Due to related parties	$ 0